DERIVATIVE INSTRUMENTS (Fair Value of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ 152	$ 778
Derivatives not designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments		322
Foreign exchange contracts [Member] | Derivatives designated and qualified as cash flow hedging instruments [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	152	139
Foreign exchange contracts [Member] | Derivatives designated and qualified as fair value hedging instruments [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments		639
Foreign exchange contracts [Member] | Derivatives not designated as hedging instruments [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments		$ 322